Related parties - Bank (Details 4) - Bank - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Trading assets	SFr 42	SFr 0
Net loans	3,949	8,683
Other assets	86	98
Total assets	4,077	8,781
Liabilities
Due to banks/customer deposits	1,320	1,022
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	91	94
Short-term borrowings	2,075	5,944
Long-term debt	56,822	55,998
Other liabilities	1,284	1,051
Total liabilities	61,592	64,109
Related party revenues and expenses
Interest and dividend income	13	(56)	SFr (39)
Interest expense	(2,506)	(1,673)	(1,618)
Net interest income	(2,493)	(1,729)	(1,657)
Commissions and fees	82	102	114
Other revenues	246	212	104
Net revenues	(2,165)	(1,415)	(1,439)
Total operating expenses	2,326	2,089	SFr 1,967
Related party guarantees
Revocable loan commitments	59	87
Credit guarantees and similar instruments
Related party guarantees
Guarantees	SFr 4	SFr 4